Stock Plans (Details 6) (USD $)	12 Months Ended
Dec. 31, 2011
Equity compensation plan information
Number of Securities to be Issued Upon Exercise of Outstanding Options, Warrants and Rights	8,156,094
Weighted Average Exercise Price of Outstanding Options, Warrants and Rights	$ 17.45
Number of Securities Remaining Available for Future Issuance under Equity Compensation Plans	34,470,228
Equity compensation plans approved by security holders [Member]
Equity compensation plan information
Number of Securities to be Issued Upon Exercise of Outstanding Options, Warrants and Rights	8,116,094
Number of Securities Remaining Available for Future Issuance under Equity Compensation Plans	33,357,923
Equity compensation plans not approved by security holders [Member]
Equity compensation plan information
Number of Securities to be Issued Upon Exercise of Outstanding Options, Warrants and Rights	40,000
Weighted Average Exercise Price of Outstanding Options, Warrants and Rights	$ 17.45
Number of Securities Remaining Available for Future Issuance under Equity Compensation Plans	1,112,305